Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0001951070
Registrant Name	McGraw Hill, Inc.
Registration File Number	333-297689
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES